Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-2

Collection Period	2/1/12-2/29/12
Determination Date	3/9/2012
Distribution Date	3/15/2012

Pool Balance

1. Pool Balance on the close of the last day of the preceding Collection Period			$562,427,427.87
2. Collections allocable to Principal			$17,027,615.98
3. Purchase Amount allocable to Principal			$0.00
4. Defaulted Receivables			$723,306.27

5. Pool Balance on the close of the last day of the related Collection Period			$544,676,505.62
(Ln1 - Ln2 - Ln3 - Ln4)

6. Total number of Receivables outstanding on the close of the last day of the related Collection Period			36,816

7. Initial Pool Balance			$650,000,011.61

	Beginning of Period	End of Period
8. Note Balances
a. Class A-1 Note Balance	$14,803,153.59		$0.00
b. Class A-2 Note Balance	$213,000,000.00		$210,229,740.56
c. Class A-3 Note Balance	$166,000,000.00		$166,000,000.00
d. Class A-4 Note Balance	$128,222,000.00		$128,222,000.00
e. Class B Note Balance	$12,026,000.00		$12,026,000.00
f. Class C Note Balance	$14,951,000.00		$14,951,000.00
g. Class D Note Balance	$7,801,000.00		$7,801,000.00

h. Note Balance (sum a - g)	$556,803,153.59		$539,229,740.56

9. Pool Factors

a. Class A-1 Note Pool Factor	0.1370662		0.0000000
b. Class A-2 Note Pool Factor	1.0000000		0.9869941
c. Class A-3 Note Pool Factor	1.0000000		1.0000000
d. Class A-4 Note Pool Factor	1.0000000		1.0000000
e. Class B Note Pool Factor	1.0000000		1.0000000
f. Class C Note Pool Factor	1.0000000		1.0000000
g. Class D Note Pool Factor	1.0000000		1.0000000

h. Note Pool Factor	0.8566202		0.8295842

10. Overcollateralization Target Amount			$5,446,765.06
11. Current overcollateralization amount (Pool Balance - Note Balance)			$5,446,765.06

12. Weighted Average Coupon		%	8.95%
13. Weighted Average Original Term		months	65.66
14. Weighted Average Remaining Term		months	54.55

Collections

15. Finance Charges:
a. Collections allocable to Finance Charge			$4,228,521.46
b. Liquidation Proceeds allocable to Finance Charge			$0.00
c. Purchase Amount allocable to Finance Charge			$0.00

d. Available Finance Charge Collections (sum a - c)			$4,228,521.46

16. Principal:
a. Collections allocable to Principal	$17,027,615.98
b. Liquidation Proceeds allocable to Principal	$488,726.55
c. Purchase Amount allocable to Principal	$0.00

d. Available Principal Collections (sum a - c)	$17,516,342.53

17. Total Finance Charge and Principal Collections (15d+16d)	$21,744,863.99
18. Interest Income from Collection Account	$1,192.22
19. Simple Interest Advances	$0.00

20. Available Collections (Ln17+18+19)	$21,746,056.21

Available Funds

21. Available Collections	$21,746,056.21
22. Reserve Account Draw Amount	$0.00

23. Available Funds	$21,746,056.21

Application of Available Funds

24. Servicing Fee
a. Monthly Servicing Fee	$468,689.52
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$468,689.52

d. Shortfall Amount (a + b - c)	$0.00

25. Unreimbursed Servicer Advances	$0.00

26. Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$3,515.17
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$3,515.17

e. Shortfall Amount (a + b + c - d)	$0.00

27. Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$3,709.44
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$3,709.44

e. Class A-2 Monthly Interest	$120,700.00
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$120,700.00

i. Class A-3 Monthly Interest	$125,883.33
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$125,883.33

m. Class A-4 Monthly Interest	$144,249.75
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$144,249.75

28. Priority Principal Distributable Amount	$0.00

29. Class B Noteholder Interest Amount
a. Class B Monthly Interest	$20,845.07
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$20,845.07

30. Secondary Principal Distributable Amount	$0.00

31. Class C Noteholder Interest Amount
a. Class C Monthly Interest	$32,643.02
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$32,643.02

32. Tertiary Principal Distributable Amount	$4,325,647.97

33. Class D Noteholder Interest Amount
a. Class D Monthly Interest	$23,468.01
b. Additional Note Interest related to Class D Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$23,468.01

34. Quaternary Principal Distributable Amount	$7,801,000.00

35. Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$13,070,351.28

36. Reserve Account Deficiency	$0.00

37. Regular Principal Distributable Amount	$5,446,765.06

38. Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39. Additional Servicing Fees, if any	$0.00

40. Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41. Deposits
a. Total Daily Deposits of Finance Charge Collections	$4,228,521.46
b. Total Daily Deposits of Principal Collections	$17,516,342.53
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$1,192.22

e. Total Deposits to Collection Account (sum a - d)	$21,746,056.21

42. Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$468,689.52
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,515.17
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,044,911.65
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,228,939.87

f. Total Withdrawals from Collection Account (sum a - e)	$21,746,056.21

Note Payment Account Activity

43. Deposits
a. Class A-1 Interest Distribution	$3,709.44
b. Class A-2 Interest Distribution	$120,700.00
c. Class A-3 Interest Distribution	$125,883.33
d. Class A-4 Interest Distribution	$144,249.75
e. Class B Interest Distribution	$20,845.07
f. Class C Interest Distribution	$32,643.02
g. Class D Interest Distribution	$23,468.01

h. Class A-1 Principal Distribution	$14,803,153.59
i. Class A-2 Principal Distribution	$2,770,259.44
j. Class A-3 Principal Distribution	$0.00
k. Class A-4 Principal Distribution	$0.00
l. Class B Principal Distribution	$0.00
m. Class C Principal Distribution	$0.00
n. Class D Principal Distribution	$0.00

o. Total Deposits to Note Payment Account (sum a - n)	$18,044,911.65

44. Withdrawals
a. Class A-1 Distribution	$14,806,863.03
b. Class A-2 Distribution	$2,890,959.44
c. Class A-3 Distribution	$125,883.33
d. Class A-4 Distribution	$144,249.75
e. Class B Distribution	$20,845.07
f. Class C Distribution	$32,643.02
g. Class D Distribution	$23,468.01

h. Total Withdrawals from Note Payment Account (sum a - g)	$18,044,911.65

Certificate Payment Account Activity

45. Deposits
a. Excess Collections	$3,228,939.87
b. Reserve Account surplus (Ln 55)	$101.77

c. Total Deposits to Certificate Payment Account (sum a - b)	$3,229,041.64

46. Withdrawals
a. Certificateholder Distribution	$3,229,041.64

b. Total Withdrawals from Certificate Payment Account	$3,229,041.64

Required Reserve Account Amount

47. Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$539,229,740.56

48. Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49. Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50. Investment Earnings	$101.77
51. Reserve Account Draw Amount	$0.00

52. Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,101.77
53. Deposit from Available Funds (Ln 42d)	$0.00
54. If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55. Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$101.77

56. Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$1,625,000.00
57. Reserve Account Deficiency (Ln48 - Ln56)	$0.00

Instructions to the Trustee

58. Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59. Amount to be paid to Servicer from the Collection Account	$468,689.52
60. Amount to be paid to Backup Servicer from the Collection Account	$3,515.17
61. Amount to be deposited from the Collection Account into the Note Payment Account	$18,044,911.65
62. Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,228,939.87
63. Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64. Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$101.77
65. Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$14,806,863.03
66. Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$2,890,959.44
67. Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$125,883.33
68. Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$144,249.75
69. Amount to be paid to Class B Noteholders from the Note Payment Account	$20,845.07
70. Amount to be paid to Class C Noteholders from the Note Payment Account	$32,643.02
71. Amount to be paid to Class D Noteholders from the Note Payment Account	$23,468.01
72. Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$3,229,041.64

Net Loss and Delinquency Activity

73. Net Losses with respect to preceding Collection Period		$234,579.72
74. Cumulative Net Losses		$1,223,295.43
75. Cumulative Net Loss Percentage		0.1882%

	Number of Loans	Principal Balance
76. Delinquency Analysis

a. 31 to 60 days past due	448	$6,355,715.58
b. 61 to 90 days past due	108	$1,612,179.49
c. 91 or more days past due	66	$934,905.12

d. Total Past Due (sum a-c)	622	8,902,800.19

Servicer Covenant

77. CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,626,771,000.00
78. Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer